Intangible assets - Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 3,441	€ 3,094	€ 2,914
Net additions and disposals	1,486	1,377	1,469
Change in scope of consolidation	16	(33)	12
Amortization and impairment	(1,038)	(1,039)	(1,370)
Exchange differences and other	(468)	42	69
Intangible assets, end balance	3,437	3,441	3,094
Impairment losses	142	73	117
Accumulated amortisation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(5,686)	(5,432)	(5,386)
Net additions and disposals	35
Change in scope of consolidation	49	8	(1)
Amortization and impairment	(896)	(966)	(1,253)
Application of amortization and impairment	105	806	1,035
Exchange differences and other	584	(102)	173
Intangible assets, end balance	(5,809)	(5,686)	(5,432)
Impairment losses
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(136)	(154)	(240)
Amortization and impairment	(142)	(73)	(117)
Addition	(142)	(75)	(118)
Liberations		2	1
Application of amortization and impairment	136	81	117
Exchange differences and other	12	10	86
Intangible assets, end balance	(130)	(136)	(154)
Brand names
Intangible assets - Other intangible assets
Net additions and disposals		2
Brand names | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	42	36	35
Net additions and disposals	0
Change in scope of consolidation	0	2
Exchange differences and other	(5)	2	1
Intangible assets, end balance	€ 37	€ 42	€ 36
IT developments | Minimum
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years	3 years
IT developments | Maximum
Intangible assets - Other intangible assets
Estimated useful life	7 years	7 years	7 years
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 7,945	€ 7,134	€ 6,945
Net additions and disposals	1,123	1,374	1,468
Change in scope of consolidation	(34)	(19)	1
Application of amortization and impairment	(224)	(639)	(1,102)
Exchange differences and other	(910)	95	(178)
Intangible assets, end balance	7,900	7,945	7,134
IT developments | Accumulated amortisation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(5,139)	(4,743)	(4,721)
Change in scope of consolidation	49	4	(1)
Amortization and impairment	(792)	(874)	(1,153)
Application of amortization and impairment	88	570	985
Exchange differences and other	487	(96)	147
Intangible assets, end balance	(5,307)	(5,139)	(4,743)
Other | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	1,276	1,510	1,560
Net additions and disposals	328	1	1
Change in scope of consolidation	1	(24)	12
Application of amortization and impairment	(17)	(248)	(50)
Exchange differences and other	(149)	37	(13)
Intangible assets, end balance	1,439	1,276	1,510
Other | Accumulated amortisation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(547)	(689)	(665)
Net additions and disposals	35
Change in scope of consolidation		4	0
Amortization and impairment	(104)	(92)	(100)
Application of amortization and impairment	17	236	50
Exchange differences and other	97	(6)	26
Intangible assets, end balance	€ (502)	€ (547)	€ (689)